Schedule of major customers (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Revenue	$ 11,683,445	$ 12,340,322	$ 15,929,773	$ 13,603,949
Customer A [Member]
IfrsStatementLineItems [Line Items]
Revenue			$ 9,007,223	$ 8,677,589
Percentage of revenue			57.00%	64.00%
Trade receivables			$ 804,952	$ 815,148
Customer B [Member]
IfrsStatementLineItems [Line Items]
Revenue			$ 2,332,646
Percentage of revenue			15.00%		[1]
Trade receivables				$ 302,309	[1]
Customer [Member]
IfrsStatementLineItems [Line Items]
Revenue			$ 11,339,869	$ 8,677,589
Percentage of revenue			72.00%	64.00%
Trade receivables			$ 804,952	$ 1,117,457

[1]	represent percentage less than 10%